Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Summary related to operating leases

Amount
RMB
Operating lease right-of-use assets, net	10,102
Operating lease liabilities - current	7,893
Operating lease liabilities - non-current	1,337
Total operating lease liabilities	9,230
Weighted average remaining lease term	1.17
Weighted average discount rate	4.75%

Amount
RMB
Operating lease expenses	9,853
Short-term lease expenses	6,603
Total lease expenses *	16,456
Cash paid for amounts included in the measurement of lease liabilities	9,322
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	3,146
*	The lease expenses were RMB22,718, RMB15,078 and RMB16,456 for the years ended December 31, 2019, 2020 and 2021, respectively.

Summary of maturity of operating lease liabilities under the Group's non-cancellable operating leases

Amount
RMB
2022	8,139
2023	1,112
2024	270
Total future minimum payments	9,521
Less: interest	291
Present value of operating lease liabilities	9,230